Leases (Details) - USD ($)	9 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Leases [Line Items]
Lease liability	$ 364,223	$ 369,007	$ 399,210
EMI outstanding	5,761,308
Defaulted lease payments	$ 492,261
EMI interest rate	1.00%
EMI overdue amount	$ 16,669
Overdue unpaid term of contract	60 days
Interest on unpaid overdue	1.50%
Outstanding debt payable	$ 1,200,000
Interest rate on due and payable	1.50%
Minimum [Member]
Leases [Line Items]
Lease term of operating leases	3 years
Maximum [Member]
Leases [Line Items]
Lease term of finance leases	7 years